INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 8: INTANGIBLE ASSETS

In thousands	Unaudited June 30, 2022	December 31, 2021
Technology	$56,874	$62,150
Less: accumulated amortization	(3,091)	(1,018)
Net book value - Technology	53,783	61,132

Intellectual property	9,250	9,250
Less: accumulated amortization	(1,156)	(694)
Net book value - Intellectual property	8,094	8,556

Patents, licenses and software development	2,822	2,822
Less: accumulated amortization	(364)	(139)
Net book value - Patents, licenses and software development	2,458	2,683

Total intangible assets, net	$64,335	$72,371

KALERA PUBLIC LTD CO. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

Amortization expense for the three and six months ended June 30, 2022 amounted to $1,374 thousand and $2,760 thousand, respectively. Amortization expense on intangible assets for the three and six months ended June 30, 2021 amounted to $275 thousand. Estimated amortization expense for each of the five succeeding years is as follows:

	Technology	Intellectual Property	Patents, licence, and software development	Total
Remainder of 2022	$2,071	$463	$282	$2,816
2023	4,143	925	564	5,632
2024	4,143	925	564	5,632
2025	4,143	925	564	5,632
2026	4,143	925	200	5,268
Thereafter	36,737	2,618	—	39,355
				64,335

The weighted average amortization period remaining as of June 30, 2022 is as follows:

Intellectual property	9.00 years
Technology	14.50 years
Patents, licences and software development	4.50 years

NOTE 7: INTANGIBLE ASSETS

	December 31, 2021	December 31, 2020
	In thousands
Technology	$62,150	$—
Less: accumulated amortization	(1,018)
Net book value - Technology	61,132

Intellectual property	$9,250	$—
Less: accumulated amortization	(694)
Net book value - Intellectual Property	8,556

Patents, licenses and software development	$2,822	$530
Less: accumulated amortization	(139)
Net book value - Patents, licenses and software development	2,683	530

Total intangible assets, net	$72,371	$530

Amortization expense for the years ended December 31, 2021 amounted to $1,851 thousand. There was no amortization expense on intangible assets at December 31, 2020. Estimated amortization expense for each of the five succeeding years is as follows:

December 31,	Technology	Intellectual Property	Patents, licenses and software development	Total
	In thousands
2022	$4,143	$925	$564	$5,632
2023	4,143	925	564	5,632
2024	4,143	925	564	5,632
2025	4,143	925	564	5,632
2026	4,143	925	564	5,632
Thereafter	40,433	3,778	—	44,211
				$72,371